Equity (Details 1) (Black Scholes Option Pricing Model [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate	1.01%
Expected option life (years)	6 years 3 months	6 years 3 months		10 years
Expected volatility	90.00%	92.00%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate		1.10%	0.83%	2.00%
Expected option life (years)			6 years 3 months
Expected volatility			90.00%	91.00%
Maximum [Member]
Risk-free interest rate		1.20%	2.23%	3.50%
Expected option life (years)			10 years
Expected volatility			92.00%	92.00%